Statement of compliance - Standards not yet applied (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of expected impact of initial application of new standards or interpretations
Earnings before interest and tax		R 9,697	R 17,747	R 31,705
Gearing ratio		56.30%	42.20%	26.40%
South Africa
Disclosure of expected impact of initial application of new standards or interpretations
Earnings before interest and tax		R 18,576	R 8,585	R 20,444
South Africa | Minimum
Disclosure of expected impact of initial application of new standards or interpretations
Incremental borrowing rates (as a percent)		8.20%
South Africa | Maximum
Disclosure of expected impact of initial application of new standards or interpretations
Incremental borrowing rates (as a percent)		11.50%
Eurasia | Minimum
Disclosure of expected impact of initial application of new standards or interpretations
Incremental borrowing rates (as a percent)		0.90%
Eurasia | Maximum
Disclosure of expected impact of initial application of new standards or interpretations
Incremental borrowing rates (as a percent)		3.60%
United States of America | Minimum
Disclosure of expected impact of initial application of new standards or interpretations
Incremental borrowing rates (as a percent)		3.70%
United States of America | Maximum
Disclosure of expected impact of initial application of new standards or interpretations
Incremental borrowing rates (as a percent)		5.60%
Increase (decrease) due to application of IFRS 16 | Pro forma / Results excluding amendment | Minimum
Disclosure of expected impact of initial application of new standards or interpretations
Lease liabilities		R 8,400
Right-of-use asset		8,400
Increase (decrease) due to application of IFRS 16 | Pro forma / Results excluding amendment | Maximum
Disclosure of expected impact of initial application of new standards or interpretations
Lease liabilities		9,000
Right-of-use asset		R 9,000
Increase (decrease) due to application of IFRS 16 | Forecast
Disclosure of expected impact of initial application of new standards or interpretations
Gearing ratio		5.00%
Increase (decrease) due to application of IFRS 16 | Forecast | Minimum
Disclosure of expected impact of initial application of new standards or interpretations
Earnings before interest and tax	R 0
Interest expense	300
Depreciation expense	1,400
Increase (decrease) due to application of IFRS 16 | Forecast | Maximum
Disclosure of expected impact of initial application of new standards or interpretations
Earnings before interest and tax	400
Interest expense	600
Depreciation expense	R 1,700